Employee Benefits	12 Months Ended
Dec. 31, 2016
Retirement Benefits [Abstract]
Employee Benefits

Note 13—Employee Benefits

Defined Benefit Pension Plan

The Company accounts for its defined benefit pension plan in accordance with ASC Topic 715. This guidance requires companies to recognize the funded status of a defined benefit plan (measured as the difference between the fair value of plan assets and the projected benefit obligation) on the balance sheets and to recognize in other comprehensive income any gains or losses and prior service costs or benefits not included as components of periodic benefit cost. In accordance with purchase accounting rules, the plan’s prior unrecognized service cost and prior unrecognized loss were eliminated as of the acquisition date; thus, there are no prior service cost or loss amortization amounts reflected in the 2016, 2015 and 2014 consolidated statements of income. Participation in the defined benefit pension plan was frozen effective April 30, 2011.

The following table sets forth the defined benefit pension plan’s funded status as of December 31, 2016 and 2015 and amounts recognized in the Company’s consolidated financial statements for the years ended December 31, 2016, 2015 and 2014:

(In thousands)	2016	2015
Change in benefit obligation:
Benefit obligation at beginning of period	$6,176	$7,025
Service cost	100	100
Interest cost	221	232
Actuarial loss (gain)	233	(200)
Administrative expenses paid	(59)	(45)
Benefits paid	(79)	(70)
Settlements	(807)	(866)

Benefit obligation at end of year	5,785	6,176

Change in plan assets:
Fair value of plan assets at beginning of period	4,464	5,402
Return on plan assets	240	43
Employer contributions	930	—
Administrative expenses paid	(59)	(45)
Benefits paid	(79)	(70)
Settlements	(807)	(866)

Fair value of plan assets at end of year	4,689	4,464

Funded status	$(1,096)	$(1,712)

(In thousands)	2016	2015	2014
Components of net periodic benefit cost:
Service cost	$100	$100	$100
Interest cost	221	232	268
Expected return on plan assets	(234)	(278)	(305)
Net loss amortization	53	61	—
Cost of settlements	156	155	142

Net periodic benefit cost	$296	$270	$205

Amount recognized in accumulated other comprehensive income:
Amortization of net actuarial loss	$53	$61	$—
Net actuarial loss	(226)	(35)	(810)
Adjustment for settlement	(156)	(155)	(142)

	(17)	181	(668)
Tax effect	4	(69)	245

Net	$(13)	$112	$(423)

Weighted average assumptions used to determine benefit obligations and net periodic pension cost at December 31:

	2016	2015	2014
Discount rate	3.52%	3.76%	3.50%
Compensation increase rate	N/A	N/A	N/A
Census date	1/1/2017	1/1/2016	1/1/2015
Expected return on plan assets	5.50%	5.50%	5.50%

Of the above amount recognized in accumulated other comprehensive income, $64 thousand is expected to be recognized as a component of net periodic benefit cost in 2017.

Retiree benefit payments, which reflect expected future service, are anticipated to be paid as follows:

Year	Amount (In thousands)
2017	$820
2018	490
2019	456
2020	594
2021	907
2022-2026	1,826

Total	$5,093

In determining the expected return on plan assets, the Company considers the relative weighting of plan assets, the historical performance of total plan assets, individual asset classes, and economic and other indicators of future performance. In addition, the Company may consult with and consider the opinions of financial and other professionals in developing appropriate return benchmarks.

The Company’s defined benefit pension plan fair values and weighted-average asset allocations at December 31, 2016 and 2015, by asset category, were as follows:

	2016		2015
(In thousands)	Fair Value of Plan Assets	Asset Allocations	Fair Value of Plan Assets	Asset Allocations
Asset Category:
Equity securities	$1,912	41%	$1,849	41%
Fixed income securities	2,594	55%	2,165	49%
Other securities	183	4%	440	10%
Cash and cash equivalents	—	—	10	—

Total	$4,689	100%	$4,464	100%

The primary investment objective of the Company’s defined benefit pension plan is to maximize total return while accepting and managing a moderate to average degree of risk. The assets are invested based upon a moderate growth asset allocation model, which seeks to provide long-term growth of capital with a moderate level of current income and a somewhat higher level of principal volatility. For 2016, the assets were allocated in a target mix of 55% fixed income, 41% equity, and 4% other. The fixed income class is divided between a short-term government bond fund, a core fixed income bond fund and a high-yield bond fund. The equity class is diversified among large, mid and small cap growth and value stock funds with an emphasis being placed on large cap. There is also an exposure in the international equity market. This diversification among all of the equity sectors is an effort to reduce risk and attempt to generate higher returns. As a result of market conditions, the target percentages may not be achieved at any one point in time.

The investments are managed by the Trust Division of the Company within the established guidelines. It is the intent of management to give the investment managers flexibility within the overall parameters designated in the investment model selected by the Bank’s Trust Company Investment Committee for the plan.

The fair values of all plan assets as of December 31, 2016 and 2015, were measured using quoted prices in active markets for identical assets and liabilities (Level 1 inputs, as defined by ASC Topic 820, “Fair Value Measurements and Disclosures”).

The Company does not have a minimum cash contribution for 2017. In 2016, the Company contributed $930 thousand, which was more than the minimum required contribution of $300 thousand related to 2015.

Other Plans

Contributions to the 401(k) plan totaled $3.4 million and $3.5 million in 2016 and 2015, respectively.

The accrued liability for the supplemental retirement plan that originated from an acquired bank, accounted for under ASC Topic 715, approximates the projected benefit obligation. The accrued liability for this plan was $1.9 million at December 31, 2016 and 2015 and the amount recognized in compensation expense for the years ended December 31, 2016, 2015 and 2014 was $322 thousand, $104 thousand and $284 thousand, respectively.

The accrued liabilities for the unqualified supplemental retirement and voluntary deferred compensation plans were $3.2 million and $3.0 million, respectively. The amounts recognized in compensation expense for the years ended December 31, 2016, 2015, and 2014 were $186 thousand, $102 thousand and $351 thousand, respectively. Compensation expense for the voluntary deferred compensation plan is impacted by the changes in market values of plan assets.

Projected benefit payments under these plans are anticipated to be paid as follows:

Year	Amount (In thousands)
2017	$164
2018	172
2019	376
2020	376
2021	384
2022-2026	2,290

Total	$3,762